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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment  [  ]                  Amendment No.:    _______
         This Amendment (Check only one):      [  ]  is a restatement.
                                               [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Deborah Carlson
Address:          c/o Amelia Peabody Foundation
                  One Hollis Street
                  Wellesley, MA 02482

Form 13F File Number:               028-05995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Deborah Carlson
Title:   Trustee
Phone:   781-237-6468

Signature, place and date of signing:

/s/ Deborah Carlson        Wellesley, Massachusetts  February 12, 2001

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

Form 13F File No. Name

28-05989          Amelia Peabody Foundation



                                      -2-

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     32

Form 13F Information Table Value Total:     $ 1,220 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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

        COLUMN 1              COLUMN 2          COLUMN 3            COLUMN 4
     Name of Issuer        Title of Class        CUSIP               Value
                                                                   (X $1000)
1000th PW Tactical             Common          493990428               0
Andover BanCorp                Common          034258103               69
Bank One                       Common          06423A103               55
Cabot Indl                     Common          127072106               38
Cinergy Corp.                  Common          172474108               53
Coastal Corp.                  Common          190441105               44
Conoco                         Common          208251405               58
Cummins Engine                 Common          231021106               57
El Paso                        Common          283905107               50
Energy East                    Common          29266M109               69
Firstar Corp.                  Common          33763V109               23
Fleet Boston                   Common          339030108               38
Genuine Parts                  Common          372460105               26
IBM                            Common          459200101               17
Intel                          Common          458140100               5
JDS Uniphase                   Common          46612J101               8
Johnson & Johnson              Common          478160104               32
Kansas City Power              Common          485134100               82
Lucent                         Common          549463107               20
Merck & Co.                    Common          589331107               19
Microsoft                      Common          594918104               17
Motorola                       Common          620076109               20
New Plan Excel                 Common          648053106               53
Nortel                         Common          656568102               13
Proctor & Gamble               Common          742718109               24
PW Tactical                    Common          493924401               74
Scana Corp                     Common          80589M102               30
Staples                        Common          855030102               24
Time Warner                    Common          887315109               16
TXU Corp                       Common          873168108               66
Verizon                        Common          92343V104               50
XL Capital                     Common          G98255105               70
                                                                      1220


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

        COLUMN 1                           COLUMN 5              COLUMN 6         COLUMN 7          COLUMN 8
     Name of Issuer                 Shrs or        Sh/ Put/     Investment          Other            Voting Authority
                                    Prn Amt        Prn Call     Discretion        Managers        Sole    Shared    None
1000th PW Tactical                    928             SH           Sole                           928
Andover BanCorp                      2,000            SH           Sole                          2,000
Bank One                             1,500            SH           Sole                          1,500
Cabot Indl                           2,000            SH           Sole                          2,000
Cinergy Corp.                        1,500            SH           Sole                          1,500
Coastal Corp.                         500             SH           Sole                           500
Conoco                               2,000            SH           Sole                          2,000
Cummins Engine                       1,500            SH           Sole                          1,500
El Paso                               700             SH           Sole                           700
Energy East                          3,500            SH           Sole                          3,500
Firstar Corp.                        1,000            SH           Sole                          1,000
Fleet Boston                         1,000            SH           Sole                          1,000
Genuine Parts                        1,000            SH           Sole                          1,000
IBM                                   200             SH           Sole                           200
Intel                                 200             SH           Sole                           200
JDS Uniphase                          200             SH           Sole                           200
Johnson & Johnson                     300             SH           Sole                           300
Kansas City Power                    3,000            SH           Sole                          3,000
Lucent                               1,500            SH           Sole                          1,500
Merck & Co.                           200             SH           Sole                           200
Microsoft                             400             SH           Sole                           400
Motorola                             1,000            SH           Sole                          1,000
New Plan Excel                       4,000            SH           Sole                          4,000
Nortel                                400             SH           Sole                           400
Proctor & Gamble                      300             SH           Sole                           300
PW Tactical                          2,501            SH           Sole                          2,501
Scana Corp                           1,000            SH           Sole                          1,000
Staples                              2,000            SH           Sole                          2,000
Time Warner                           300             SH           Sole                           300
TXU Corp                             1,500            SH           Sole                          1,500
Verizon                              1,000            SH           Sole                          1,000
XL Capital                            800             SH           Sole                           800


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